PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024	December 31, 2023
Furniture and fixtures	$97	$91
Machinery and equipment	69	62
Vehicles	860	814
Property improvements	17	49
Building	575	570
Property and Equipment	1,618	1,586
Less: Accumulated Depreciation	(622)	(448)
Total	$996	$1,138

Depreciation expense was $55 thousand and $45 thousand for the three months ended September 30, 2024 and 2023, respectively. Depreciation expense was $0.2 million and $0.2 million for the nine months ended September 30, 2024 and 2023, respectively.

ConnectM Before Business Combination
PROPERTY AND EQUIPMENT

NOTE 7: PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Furniture and fixtures	$90,661	$35,279
Machinery and equipment	61,731	87,071
Vehicles	814,531	531,232
Property improvements	49,255	49,255
Building	570,000	570,000
Property and Equipment	1,586,178	1,272,837
Less: Accumulated Depreciation	(448,479)	(191,880)
Total	$1,137,699	$1,080,957

Included within the above table are Property and equipment assets acquired as part of the Company’s acquisitions of CSH, BHC, AFS and FSP in 2022. See Note 6: Business Combinations.

During the year ended December 31, 2023, the Company abandoned vehicles with a net book value of $29,242 from ACA, CSH and AFS, which is included in selling, general and administrative expenses on the accompanying consolidated statements of operations.

Depreciation expense was $259,222 and $132,890 for the years ended December 31, 2023 and 2022, respectively.